UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment 			[ ]; Amendment Number:
This Amendment (Check only one):		[ ] is a restatement.
 						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Coghill Capital Management, LLC
Address:	One North Wacker Drive
 		Suite 4350
 		Chicago, Illinois 60606

Form 13F File Number:  028-10376

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Clint D. Coghill
Title:         Chief Investment Officer
Phone:         312-324-2000

Signature, Place, and Date of Signing:

  /s/ Clint D. Coghill        Chicago, Illinois            May 16, 2011
--------------------------  ---------------------------   ------------------
   [Signature]                  [City, State]                  [Date]

-----------------------------------------------------------------------------

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		28
Form 13F Information Table Value Total:		186,094
	(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

NONE

---NAME OF---	TITLE OF	-CUSIP-		VALUE-	SHARES/		SECURTY	DISCR-	OTHER   VOTING
---ISSUER----	-CLASS-		-------		X$1000	PRN AMT		TYPE	ETION	MGRS	AUTHORITY
AUTOBYTEL INC	COM          	05275N106	 10352	  7341686	Sh  	Sole	None	Sole
BIGBAND NETWO	COM          	089750509	   436	   171064	Sh  	Sole	None	Sole
DITECH NETWOR	COM          	25500T108	   569	   406567	Sh  	Sole	None	Sole
GENERAL MOLY 	COM          	370373102	 49632	  9225360	Sh  	Sole	None	Sole
HOLLYWOOD MED	COM          	436233100	  3564	  2002183	Sh  	Sole	None	Sole
INCREDIMAIL L	COM          	M5364E9R7	  2679	   370000	Sh  	Sole	None	Sole
INTEGRATED SI	COM          	45812P107	  3192	   344300	Sh  	Sole	None	Sole
KEYNOTE SYSTE	COM          	493308100	  1501	    80900	Sh  	Sole	None	Sole
NEUTRAL TANDE	COM          	64128B108	  4910	   332890	Sh  	Sole	None	Sole
RENTECH INC  	COM          	760112102	  3460	  2768243	Sh  	Sole	None	Sole
STARTEK INC  	COM          	85569C107	  3729	   739932	Sh  	Sole	None	Sole
NEUTRAL TANDE	COM    		64128B108	  2102	   142500	CALL	Sole	None	Sole
ACME PACKET I	COM    		004764106	  7096	   100000	PUT 	Sole	None	Sole
ADVENT SOFTWA	COM    		007974108	  1937	    67500	PUT 	Sole	None	Sole
ARM HOLDINGS 	COM    		042068106	  5211	   185000	PUT 	Sole	None	Sole
BLUE NILE INC	COM    		09578R103	   297	     5500	PUT 	Sole	None	Sole
CARMAX INC   	COM    		143130102	  3855	   120100	PUT 	Sole	None	Sole
CONSOL ENERGY	COM    		20854P109	  4988	    93000	PUT 	Sole	None	Sole
CONSTANT CONT	COM    		210313102	   499	    14300	PUT 	Sole	None	Sole
HIBBETT SPORT	COM    		428567101	   988	    27600	PUT 	Sole	None	Sole
ISHARES RUSSE	COM    		464287655	 26556	   315500	PUT 	Sole	None	Sole
MEAD JOHNSON 	COM    		582839106	  2555	    44100	PUT 	Sole	None	Sole
MONSTER WORLD	COM    		611742107	   485	    30500	PUT 	Sole	None	Sole
NETFLIX INC  	COM    		64110L106	  4518	    19000	PUT 	Sole	None	Sole
RACKSPACE HOS	COM    		750086100	  9046	   211100	PUT 	Sole	None	Sole
SPDR S&P META	COM    		78464A755	 21440	   288600	PUT 	Sole	None	Sole
STERICYCLE IN	COM    		858912108	  7094	    80000	PUT 	Sole	None	Sole
UNDER ARMOUR 	COM    		904311107	  3403	    50000	PUT 	Sole	None	Sole